GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL
GOODWILL

10.   GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2022 were as follows:

	For the years ended December 31,
	2021	2022	2022
	RMB	RMB	USD
Balance as of January 1	100,231,487	120,819,948	17,517,246
Acquisitions	20,588,461	—	—
Impairments (Note 4)	—	(91,236,480)	(13,228,046)
Balance as of December 31	120,819,948	29,583,468	4,289,200